RBC BlueBay Ultra-Short Fixed Income Fund Investment Strategy - RBC BlueBay Ultra-Short Fixed Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond). The Fund typically seeks to maintain a duration of 12 months or less. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities relative to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund may invest in securities of both U.S. and foreign issuers. The Fund will normally invest in a portfolio of fixed income securities denominated in U.S. Dollars but may invest in securities denominated in currencies of other countries. In addition, the Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices. In particular, the Fund may use interest rate futures to manage portfolio risk. The Fund’s exposure to derivatives will vary. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the Fund’s direct investments. The Adviser uses a bottom-up, fundamental process combined with top-down risk management tools designed to meet the objectives of high level of current income consistent with preservation of capital over the long term. The Adviser will also make active allocation decisions by focusing on sector targets, yield curve exposure and duration of the Fund’s portfolio. The Adviser considers material Environmental, Social and Governance (“ESG”) factors as part of the investment process. The ESG factors deemed material to the Fund are at the discretion of the Adviser. Material ESG factors are considered as part of the investment analysis of applicable securities.